Equity Incentive Plan - Summary of Company's Restricted Stock (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	44,027
Expected future remaining compensation expense | $	$ 498
Expected future compensation expense, restricted shares remaining vesting period	2 years 3 months
Restricted Shares Awarded on January 15, 2016 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	4,108
Date of Award	Jan. 15, 2016
Expected future remaining compensation expense | $	$ 21
Expected future compensation expense, restricted shares remaining vesting period	1 year
Restricted Shares Awarded on March 20, 2017 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	3,725
Date of Award	Mar. 20, 2017
Expected future compensation expense, restricted shares remaining vesting period	0 years
Restricted Shares Awarded on March 20, 2017 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	3,581
Date of Award	Mar. 20, 2017
Expected future remaining compensation expense | $	$ 49
Expected future compensation expense, restricted shares remaining vesting period	2 years
Restricted Shares Awarded on April 10, 2018 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	5,282
Date of Award	Apr. 10, 2018
Expected future remaining compensation expense | $	$ 47
Expected future compensation expense, restricted shares remaining vesting period	1 year
Restricted Shares Awarded on April 10, 2018 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	6,225
Date of Award	Apr. 10, 2018
Expected future remaining compensation expense | $	$ 93
Expected future compensation expense, restricted shares remaining vesting period	3 years
Restricted Shares Awarded on March 14, 2019 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	10,188
Date of Award	Mar. 14, 2019
Expected future remaining compensation expense | $	$ 130
Expected future compensation expense, restricted shares remaining vesting period	2 years
Restricted Shares Awarded on March 14, 2019 [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Granted	10,918
Date of Award	Mar. 14, 2019
Expected future remaining compensation expense | $	$ 158
Expected future compensation expense, restricted shares remaining vesting period	4 years
Restricted Stock [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Number of Restricted Shares, Nonvested at beginning of period	39,970
Number of Restricted Shares, Granted	21,106
Number of Restricted Shares, Vested	(16,557)
Number of Restricted Shares, Forfeited	(492)
Number of Restricted Shares, Nonvested at end of period	44,027
Weighted Average Grant Date Fair Value, Nonvested at beginning of period | $ / shares	$ 19.10
Weighted Average Grant Date Fair Value, Granted | $ / shares	20.65
Weighted Average Grant Date Fair Value, Vested | $ / shares	17.31
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	22.41
Weighted Average Grant Date Fair Value, Nonvested at end of period | $ / shares	$ 20.48